Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Disclosure Of Inventory Balances [Text Block]
The inventories balances are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Finished products	73,971,829	83,163,323
In process products	4,121,749	3,539,351
Raw material	140,148,143	129,926,627
In transit raw material	10,151,494	10,556,865
Materials and products	7,394,725	6,494,675
Realizable net value estimate and obsolescence	(3,944,679)	(1,246,380)
Total	231,843,261	232,434,461

Changes In Current Estimate At Net Realisable Value [Text Block]
The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Initial balance	(1,246,380)	(1,318,036)
Inventories write-down estimation	(4,667,808)	(1,642,147)
Estimates resulting from business combinations (1)	-	(210,816)
Inventories recognised as an expense	1,877,113	1,962,689
Business combinations effect	92,396	(38,070)
Total	(3,944,679)	(1,246,380)
(1)

See
Note 15 – Business Combinations
.